DEBT - Convertible Bonds Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 17, 2017	Mar. 31, 2012	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt and Due to Related Parties, Maturities, Repayments of Principal in Next Twelve Months			$ 674,257
Book value of vessels secured against long-term loans			$ 2,106,062	$ 2,543,012
Declared dividend per share (in dollars per share)			$ 0.20	$ 1.40
Long-term Debt and Due to Related Parties, Gross			$ 1,798,361	$ 1,878,061
Convertible Bonds | Equity Method Investments
Debt Instrument [Line Items]
Book value of vessels secured against long-term loans			13,000
Convertible Debt | Convertible Bonds
Debt Instrument [Line Items]
Long-term Debt and Due to Related Parties, Maturities, Repayments of Principal in Next Twelve Months			$ 219,700
Proceeds from issuance of convertible bonds		$ 250,000
Convertible Debt		221,900
Carrying amount of equity component		$ 25,000
Coupon rate		3.75%
Debt instrument conversion price (in dollars per share)		$ 55	$ 45.37	$ 45.82
Debt Instrument, Repurchase Amount			$ 30,300
Long-term Debt and Due to Related Parties, Gross			$ 218,851	$ 243,369
Subsequent Event | Convertible Bonds
Debt Instrument [Line Items]
Proceeds from issuance of convertible bonds	$ 360,200
Subsequent Event | Convertible Debt | Convertible Bonds
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 402,500